Variable Interest Entities (“VIEs”) (Tables)	12 Months Ended
Dec. 31, 2023
Variable Interest Entities (“VIEs”) [Abstract]
Schedule of Variable Interest Entities	Summarized below is the information related to VIEs, including total assets, total current liabilities, total liabilities, net revenues, total operating costs and expenses, net income (loss) and cash flows after intercompany elimination are as follows:
	As of December 31,
	2022	2023
	RMB	RMB
Total assets	102,965	139,541
Total current liabilities	(50,457)	(39,996)
Total liabilities	(77,990)	(68,430)
	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net revenues	16,267	141,086	122,880
Operating costs and expenses	1,814	67,788	100,957
Net income (loss)	14,431	(4,136)	(13,085)
Net cash generated from operating activities	48,923	98,715	3,754